Total
BNY Mellon Concentrated International ETF
Fund Summary
Investment Objective
The fund seeks long-term total return.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BNY Mellon Concentrated International ETF BNY Mellon Concentrated International ETF
Management fees	0.80%	[1]
Distribution and service (12b-1) fees	none
Other expenses	none
Total annual fund operating expenses	0.80%
[1]	The fund's management agreement provides that BNY Mellon ETF Investment Adviser, LLC (Adviser), the fund's investment adviser, will pay substantially all expenses for the fund, except for the management fees, payments under the fund's 12b-1 plan (if any), interest expense, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with any securities lending program to be adopted by the fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund's business.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
BNY Mellon Concentrated International ETF | BNY Mellon Concentrated International ETF | USD ($)	82	255	444	990

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
BNY Mellon Concentrated International ETF | BNY Mellon Concentrated International ETF | USD ($)	82	255	444	990

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. For the fiscal year ended October 31, 2023, the fund's portfolio turnover rate was 2.37% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests primarily in equity securities of foreign companies located in developed markets, excluding the United States. The fund considers "developed markets" to be countries included in the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE®) Index and Canada. "Foreign companies" are companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a majority of their revenue or profits from businesses, investments or sales, outside the United States. The fund ordinarily invests in at least three countries and is not geographically limited in its investment selection. The fund invests principally in common stocks, including common stocks listed on foreign exchanges.

The fund may invest in equity securities of companies of any market capitalization. In addition, the fund may, from time to time, invest a significant portion (more than 20%) of its total assets in equity securities of companies in certain sectors or located in particular regions or countries. As of December 31, 2023, the fund invests a significant portion of its assets in equity securities of companies in the healthcare, consumer discretionary, information technology, and industrials sectors. In addition, as of December 31, 2023, the fund has significant exposure to equity securities of companies located in Western Europe, particularly France, and Japan. Although the fund's investments will be focused among developed markets, excluding the United States, the fund may invest up to 20% of its assets in emerging markets. Certain of the fund's investments may be denominated in foreign currencies. It is expected that the currency exposure of the fund's portfolio will be unhedged to the U.S. dollar.

The fund's sub-adviser, Walter Scott & Partners Limited (Walter Scott), an affiliate of the Adviser, seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable long-term growth, thereby benefitting from the power of compounding. Walter Scott focuses on individual equity security selection, building the fund's portfolio from the bottom up through extensive fundamental research.

The investment process begins with the screening of reported company financials. Companies that meet certain broad absolute and trend criteria are candidates for more detailed analysis. As part of that analysis, Walter Scott considers all material opportunities and risks with respect to a company, financial and non-financial, and regularly engages with company management teams. Walter Scott first restates the company's income statement, flow of funds, and balance sheet to a cash basis, to understand the cash generating strengths of the company and thereby the company's ability to achieve self-financed growth so far as possible. Walter Scott then conducts a detailed investigation of the company's products, cost and pricing, competition and industry position and outlook. In assessing the valuation of an individual equity security Walter Scott uses various measures, including price-to-earnings ratio versus growth rate, price-to-cash ratio, price-to-book ratio and dividend yield. Walter Scott invests the fund's assets in reasonably valued equity securities of companies exhibiting market leadership and long-term growth prospects, underpinned by strong management and sound operating practices. The fund typically invests in 25 to 30 companies. Geographic, sector and industry allocations, as well as allocations to equity securities of companies with varying market capitalizations, are the result of, not part of, the investment process, because Walter Scott's sole focus is on the analysis of and investment in individual companies.

The fund typically sells an equity security when it no longer possesses the characteristics that caused Walter Scott to purchase the security for the fund's portfolio. An equity security may be a sell candidate when its valuation reaches or exceeds its calculated fair value, or there are deteriorating fundamentals. Walter Scott may reduce the weighting of an equity security held by the fund if it becomes overweighted as determined by Walter Scott.

The fund is non-diversified.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund from year to year. The table compares the average annual total returns of the fund to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Recent performance information may be available at www.im.bnymellon.com.

Year-by-Year Total Returns as of 12/31 each year (%)

Best Quarter Q4, 2022: 15.51% Worst Quarter Q2, 2022: -14.41% (for the periods reflected in the bar chart)
Average Annual Total Returns as of 12/31/23

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes and or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of a period.

Average Annual Returns - BNY Mellon Concentrated International ETF	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BNY Mellon Concentrated International ETF	17.75%	(0.40%)	Dec. 06, 2021
After Taxes on Distributions | BNY Mellon Concentrated International ETF	17.41%	(0.57%)
After Taxes on Distributions and Sale of Fund Shares | BNY Mellon Concentrated International ETF	10.51%	(0.34%)
MSCI EAFE® Index (reflects no deductions for fees, expenses or taxes)	18.24%	(2.42%)	Dec. 06, 2021